Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 90,020,000.00
Previously Paid Amount	12,395.86
Total Fee Amount	12,431.77
Total Offset Amount	0.00
Net Fee	$ 35.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A